Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 1,610,135	$ 387,346
Restricted cash	280	182
Contract asset	32,538	0
Related party receivable	10,726	0
Prepaid expenses and other current assets	23,765	18,918
Total current assets	1,677,444	406,446
Property and equipment, net	93,517	10,897
Operating lease right-of-use assets	151,278	90,864
Restricted cash, long term	15,832	12,300
Other assets	21,050	15,631
Acquisition related intangible assets	617,200	52,700
Goodwill	1,113,766	30,047
Total Assets	3,690,087	618,885
Current liabilities
Accounts payable	7,901	6,502
Related party payable	540	0
Accrued expenses and other liabilities	70,006	18,768
Operating lease liabilities, current	12,274	6,681
Total current liabilities	90,721	31,951
Operating lease liabilities, long-term	134,551	97,153
Deferred tax liability	3,905	3,052
Warrant liabilities	65,678	0
Earnout Shares liability	52,380	0
Other long-term liabilities	1,150	25
Total liabilities	348,385	132,181
Redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.00001 par value; nil and 290,300,547 shares issued and outstanding as of December 31, 2021, and December 31, 2020, respectively	0	763,283
Stockholders' deficit
Common Stock	11	0
Additional paid-in capital	4,432,907	59,184
Accumulated deficit	(1,091,216)	(335,763)
Total shareholders' (deficit) equity	3,341,702	(276,579)
Total liabilities, redeemable convertible preferred stock, and stockholder's equity (deficit)	$ 3,690,087	$ 618,885